Accumulated losses	12 Months Ended
Jun. 30, 2025
Accumulated Losses
Accumulated losses

23. Accumulated losses

	Consolidated Group
	2025 A$	2024 A$ (As Restated)	2023 A$
Balance at beginning of year	(47,155,401)	(45,345,462)	(45,227,027)
Transfers from reserve accounts	1,337,835	131,094	3,773,151
Loss attributable to owners of the Company	(4,314,231)	(1,941,033)	(3,891,586)
Balance at end of year	(50,131,797)	(47,155,401)	(45,345,462)